Loss Per Share	6 Months Ended
Dec. 31, 2025
Loss Per Share [abstract]
LOSS PER SHARE

15 — LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the six months ended December 31, 2024 and 2025:

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	USD (Note 2)
Net loss attributable to Zhibao Technology Inc.’s Shareholders	(644,605)	(4,330,486)	(619,250)

Weighted average number of ordinary share outstanding
Basic and diluted	31,587,188	32,948,633	32,948,633
Loss per share
Basic and diluted	(0.02)	(0.13)	(0.02)

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the six months ended December 31, 2024 and 2025, the Company incurred net losses. Accordingly, all potentially dilutive securities were anti-dilutive and were excluded from the calculation of diluted loss per share. The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
IPO warrants	75,000	75,000
Over-allotment warrants	1,188	1,188
Convertible notes (note 11)	435,809	687,825
Total	511,997	764,013